Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and bank deposits	R$ 57,509	R$ 88,487
Cash equivalents	1,035,573	660,075
Cash and cash equivalents	R$ 1,093,082	R$ 748,562	R$ 1,045,042	R$ 943,209